Summary of Significant Accounting Policies - Schedule of Impact of the Revision on the Audited Balance Sheet (Detail) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020		Sep. 30, 2021	Aug. 17, 2020
Unaudited Condensed Balance Sheet
Total assets				$ 577,192,519	[1]	$ 576,819,755
Total liabilities				86,753,076	[1]	45,200,051
Class A ordinary shares subject to possible redemption, $0.0001 par value; 57,500,000 shares at $10.00 per share				575,000,000	[1]	575,000,000
Shareholders' Equity (Deficit)
Preference shares - $0.0001 par value				0	[1]	0
Additional paid-in capital				0		0
Accumulated deficit				(84,561,995)	[1]	(43,381,734)
Total shareholders' equity (deficit)				(84,560,557)	[1]	(43,380,296)
Total Liabilities, Class A Ordinary shares Subject to Possible Redemption and Shareholders' Equity (Deficit)				577,192,519	[1]	576,819,755
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption				0
As Reported
Unaudited Condensed Balance Sheet
Total assets	$ 576,903,389		$ 576,858,765
Total liabilities	60,996,746		53,058,535
Class A ordinary shares subject to possible redemption, $0.0001 par value; 57,500,000 shares at $10.00 per share	510,906,640	$ 509,002,560	518,800,220
Shareholders' Equity (Deficit)
Preference shares - $0.0001 par value	0		0
Additional paid-in capital	4,625,706	6,529,768	0
Accumulated deficit	372,218	(1,531,856)	4,998,010
Total shareholders' equity (deficit)	5,000,003	5,000,010	5,000,010
Total Liabilities, Class A Ordinary shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	576,903,389		576,858,765
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	(25,466,945)	159,360	33,360,780	(23,403,760)
Adjustment
Unaudited Condensed Balance Sheet
Class A ordinary shares subject to possible redemption, $0.0001 par value; 57,500,000 shares at $10.00 per share	64,093,360	65,997,440	56,199,780
Shareholders' Equity (Deficit)
Preference shares - $0.0001 par value	0		0
Additional paid-in capital	(4,625,706)	(6,529,768)	0	6,700,000
Accumulated deficit	(59,467,013)	(59,467,012)	(56,199,218)	59,500,000
Total shareholders' equity (deficit)	(64,093,360)	(65,997,440)	(56,199,780)
Total Liabilities, Class A Ordinary shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	0		0
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	25,466,945	(159,360)	(33,360,780)
As Restated
Unaudited Condensed Balance Sheet
Total assets	576,903,389		576,858,765
Total liabilities	60,996,746		53,058,535
Class A ordinary shares subject to possible redemption, $0.0001 par value; 57,500,000 shares at $10.00 per share	575,000,000		575,000,000
Shareholders' Equity (Deficit)
Preference shares - $0.0001 par value	0		0
Additional paid-in capital	0		0
Accumulated deficit	(59,094,795)		(51,201,208)
Total shareholders' equity (deficit)	(59,093,357)		(51,199,770)
Total Liabilities, Class A Ordinary shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	576,903,389		576,858,765
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	0		0
Common Class A [Member]
Unaudited Condensed Balance Sheet
Class A ordinary shares subject to possible redemption, $0.0001 par value; 57,500,000 shares at $10.00 per share				575,000,000		575,000,000
Shareholders' Equity (Deficit)
Common stock, value				0		0	$ 0
Common Class A [Member] | As Reported
Shareholders' Equity (Deficit)
Common stock, value	641	660	562	896			662
Common Class A [Member] | Adjustment
Shareholders' Equity (Deficit)
Common stock, value	(641)	(660)	(562)
Common Class A [Member] | As Restated
Shareholders' Equity (Deficit)
Common stock, value	0		0
Common Class B [Member]
Shareholders' Equity (Deficit)
Common stock, value				1,438	[1]	$ 1,438	1,438
Common Class B [Member] | As Reported
Shareholders' Equity (Deficit)
Common stock, value	1,438	$ 1,438	1,438	$ 1,438			$ 1,438
Common Class B [Member] | Adjustment
Shareholders' Equity (Deficit)
Common stock, value	0		0
Common Class B [Member] | As Restated
Shareholders' Equity (Deficit)
Common stock, value	$ 1,438		$ 1,438

[1]	See Note 2, Revision to Previously Issued Financial Statements.